Finance Costs, Net - Components of Finance Costs, Net, Include Interest Expense (Income) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interest expense:
Debt	$ 165	$ 161
Derivative financial instruments - hedging activities	(1)	(3)
Other, net	20	19
Fair value gains on financial instruments:
Fair value losses (gains) on cash flow hedges, transfer from equity	74	(10)
Net foreign exchange (gains) losses on debt	(74)	10
Net interest expense - debt and other	184	177
Net interest expense - leases	8	8
Net interest expense - pension and other post-employment benefit plans	11	13
Interest income	(7)	(2)
Net interest expense	$ 196	$ 196